Revenue	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenue	Revenues
The Company’s primary source of revenue is from chartering its vessels (Suezmax tankers, Aframax tankers, Long Range 2 (or LR2) tankers and a Very Large Crude Carrier (or VLCC) tanker) to its customers and providing operational and maintenance marine services through its Australian operations. The Company utilizes two primary forms of contracts, consisting of voyage charters and time charters.

The extent to which the Company employs its vessels on voyage charters versus time charters is dependent upon the Company’s chartering strategy and the availability of time charters. Spot market rates for voyage charters are volatile from period to period, whereas time charters provide a stable source of monthly revenue. The Company also provides ship-to-ship support services, which include managing the process of transferring cargo between seagoing ships positioned alongside each other, as well as management services to third-party owners of vessels.
Voyage Charters
Voyage charters are charters for a specific voyage that are usually priced on a current or "spot" market rate. Voyage charters for full service lightering voyages may also be priced based on pre-agreed terms. The performance obligations within a voyage charter contract, which will typically include the lease of the vessel to the charterer as well as the operation of the vessel, are satisfied as services are rendered over the duration of the voyage, as measured using the time that has elapsed from commencement of performance. In addition, any expenses that are unique to a particular voyage, including fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions, are the responsibility of the vessel owner.

The Company’s voyage charters will normally contain a lease; however, judgment is necessary to determine whether this is the case based upon the decision-making rights the charterer has under the contract. Consideration for such contracts is either fixed or variable, depending on certain conditions. Delays caused by the charterer result in additional consideration. Payment for the voyage is not due until the voyage is completed. The duration of a single voyage will typically be less than three months. As such, accrued revenue at the end of a period will be invoiced and paid in the subsequent period. The amount of accrued revenue at any point in time will depend on the percent completed of each voyage in progress as well as the freight rate agreed for those specific voyages. The Company does not engage in any specific tactics to minimize vessel residual value risk due to the short-term nature of the contracts.

Time Charters
Pursuant to a time charter, the Company charters a vessel to a customer for a fixed period of time, generally one year or more. The performance obligations within a time-charter contract, which will include the lease of the vessel to the charterer as well as the operation of the vessel, are satisfied as services are rendered over the duration of such contract, as measured using the time that has elapsed from commencement of performance. In addition, any expenses that are unique to a particular voyage, including any fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions, are the responsibility of the customer, as long as the vessel is not off-hire. Hire is typically invoiced monthly in advance for time-charter contracts, based on a fixed daily hire amount. However, certain sources of variability exist, including off-hire and sometimes profit share revenue. If the vessel is off-hire due to mechanical breakdown or for any other reason, the charterer does not pay charter hire for this time. For contracts including a profit share component, the profit share consideration occurs when actual spot tanker rates earned by the vessel exceed certain thresholds for a period of time. Variable consideration under the Company’s contracts is typically recognized as incurred. The Company does not engage in any specific tactics to minimize vessel residual value risk.

As at December 31, 2025, four of the Company’s vessels operated under time-charter contracts with the Company’s customers, which contracts are scheduled to expire in September 2026, October 2026, January 2027, and May 2029, respectively. As at December 31, 2025, the future hire payments expected to be received by the Company under time charters then in place were approximately $40.4 million (2026), $8.3 million (2027), $7.8 million (2028), and $2.6 million (2029). The hire payments should not be construed to reflect a forecast of total charter hire revenues for any of the periods. Future hire payments do not include hire payments generated from new contracts entered into after December 31, 2025, from unexercised option periods of contracts that existed on December 31, 2025, or from variable consideration, if any, under contracts. In addition, future hire payments disclosed above have been reduced by estimated off-hire time for required periodic maintenance and do not reflect the impact of any applicable revenue sharing arrangements whereby time-charter revenues are shared with other revenue sharing arrangement participants. Actual amounts may vary given future events such as unplanned vessel maintenance.

The carrying amount of the Company's owned and chartered-in vessels employed on time charters as at December 31, 2025, was $107.1 million (December 31, 2024 - $26.4 million). The cost and accumulated depreciation of the vessels employed on these time charters as at December 31, 2025 were $128.1 million (December 31, 2024 - $34.8 million) and $21.0 million (December 31, 2024 - $8.4 million), respectively.

The Company enters into certain customer contracts that may result in situations where the customer will pay consideration upfront for performance to be provided in the following month or months. These receipts are contract liabilities and are presented as deferred revenue until performance is provided. As at December 31, 2025, the Company had $5.8 million (December 31, 2024 - $2.5 million) of advanced payments recognized as contract liabilities that are expected to be recognized as time-charter revenues or voyage charter revenues in subsequent periods and which are included in other current liabilities on the Company's consolidated balance sheets. During the year ended December 31, 2025, the Company recognized revenue of $2.5 million that was included as contract liabilities at December 31, 2024.

Other Revenues
The Company generates revenue from the management and operation of vessels owned by third parties. Such services may include the arrangement of third-party goods and services to be provided for the vessel’s owner. The performance obligations within these contracts typically consist of crewing, technical management, insurance and potentially commercial management. Consideration for such contracts generally consists of a fixed monthly management fee, plus the reimbursement of crewing costs and vessel operational expenses for vessels being managed. The management fee for certain vessel management activities may consist of a fixed component based on the period of management and in certain cases a variable component based on the vessel’s earnings. Substantially all of the Company’s performance obligations are satisfied over the duration of the associated contract, and the Company uses the proportion of elapsed time from the commencement of performance as its method to recognize revenue over the contract duration. The variable consideration under the Company’s contracts is typically recognized as incurred as such consideration is allocated to distinct periods within a contract. Management fees are typically invoiced monthly.

The Company also generates revenue from ship-to-ship support services which include managing the process of transferring cargo between seagoing ships positioned alongside each other. The Company's performance obligations under these contracts are recognized as services are completed based on percentage of completion or, in the case of long-term contracts, the obligations are recognized over the duration of the contract period.
Revenue Tables
The following tables contain a breakdown of the Company’s revenue for the years ended December 31, 2025, 2024 and 2023, by contract type and segment (note 4). The Company’s lease income consists of the revenue from its voyage charters and time charters.

	Year Ended December 31, 2025
	Tankers	Marine Services and Other	Total

	$	$	$
Voyage charter revenues
Suezmax	424,952	—	424,952
Aframax / LR2	349,312	—	349,312
VLCC(1)	10,975	—	10,975
Total	785,239	—	785,239

Time-charter revenues
Suezmax	3,892	—	3,892
Aframax / LR2	11,196	—	11,196
Bunker tanker (2)	—	8,327	8,327
Total	15,088	8,327	23,415

Other revenues(3)
Vessel operational and maintenance services(4)	1,863	116,286	118,149
Ship-to-ship support services	14,670	—	14,670
Management fees and other	7,154	893	8,047
Total	23,687	117,179	140,866

Total revenues	824,014	125,506	949,520

(1)Includes one VLCC tanker, which was acquired by the Company from its 50/50 joint venture in August 2025 and is trading in a pooling arrangement managed by a third-party.
(2)Includes variable lease payments of $4.3 million related to the reimbursement for certain operating expenditures received from the Company's customer relating to such costs incurred by the Company to operate the vessel.
(3)Relates to non-lease revenues.
(4)Includes $5.6 million related to the recovery of severance costs resulting from the termination of a management contract related to the Company's Australian operations (note 15).

	Year Ended December 31, 2024
	Tankers	Marine Services and Other	Total

	$	$	$
Voyage charter revenues
Suezmax	547,261	—	547,261
Aframax / LR2	519,702	—	519,702
Total	1,066,963	—	1,066,963

Time-charter revenues
Suezmax	12,767	—	12,767
Aframax / LR2	12,006	—	12,006
Bunker tanker(1)	—	1,142	1,142
Total	24,773	1,142	25,915

Other revenues(2)
Vessel operational and maintenance services	3,350	111,822	115,172
Ship-to-ship support services	11,192	—	11,192
Management fees and other	—	1,132	1,132
Total	14,542	112,954	127,496

Total revenues	1,106,278	114,096	1,220,374

(1)Includes variable lease payments of $0.4 million related to the reimbursement for certain operating expenditures received from the Company's customer relating to such costs incurred by the Company to operate the vessel.
(2)Relates to non-lease revenues.

	Year Ended December 31, 2023
	Tankers	Marine Services and Other	Total

	$	$	$
Voyage charter revenues
Suezmax	669,334		669,334
Aframax / LR2	652,153		652,153
Total	1,321,487	—	1,321,487

Time-charter revenues
Suezmax	14,280		14,280
Aframax / LR2	16,869		16,869
Total	31,149	—	31,149

Other revenues(1)
Vessel operational and maintenance services	3,870	97,536	101,406
Ship-to-ship support services	7,946	—	7,946
Management fees and other	—	2,987	2,987
Total	11,816	100,523	112,339

Total revenues	1,364,452	100,523	1,464,975
(1) Relates to non-lease revenues.